Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$ 30,494				$ 54,111					$ 171,951		$ 297,869		$ 213,919
Other Revenue	13				11					42		118		200
TOTAL OPERATING REVENUE	30,507	$ 34,526	$ 37,573	$ 45,772	54,122	$ 70,245	$ 73,466	$ 72,933	$ 81,343	171,993		297,987		214,119
OPERATING EXPENSES
Production and Lease Operating Expense	30,146				29,052					118,999		100,282		62,150
General and Administrative Expense	6,063				9,651					29,435		36,137		30,839
(Gain) Loss on Disposal of Asset	(30)				65					(477)		644		1,602
Impairment Expense	14,184	81,098	139,812	117,842	7,023	132,576	1	16	25	345,775		132,618		32,072
Exploration Expense	993				518					3,011		9,446		11,408
Depreciation, Depletion, Amortization and Accretion	19,408				26,126					104,744		94,467		62,386
Other Operating Expense	329				5,191					5,595		134		592
TOTAL OPERATING EXPENSES	71,093				77,626					607,082		373,728		201,049
LOSS FROM OPERATIONS	(40,586)				(23,504)					(435,089)		(75,741)		13,070
OTHER EXPENSE
Interest Expense	(13,032)				(12,017)					(47,806)		(36,977)		(22,676)
Gain on Derivatives, Net	4,049				17,119					60,176		38,876		(2,908)
Other Income					34					(115)		90		6,739
Debt Exchange Expense	(8,480)
Loss on Equity Method Investments					(203)					(411)		(813)		(763)
TOTAL OTHER INCOME (EXPENSE)	(17,463)				4,933					11,844		1,176		(19,608)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(58,049)				(18,571)					(423,245)		(74,565)		(6,538)
Income Tax (Expense) Benefit	(2,092)				92					24,227		26,915		4,154
NET LOSS FROM CONTINUING OPERATIONS	(60,141)	(97,873)	(129,293)	(153,373)	(18,479)	(69,668)	5,619	7,643	8,756	(399,018)		(47,650)		(2,384)
Income From Discontinued Operations, Net of Income Taxes					1,962					37,985		5,000		1,811
NET INCOME (LOSS)	(60,141)	(98,037)	(94,676)	(151,803)	(16,517)	(68,631)	6,589	8,955	10,437	(361,033)		(42,650)		(573)
Net Income Attributable to Noncontrolling Interests			(1)	949	1,297	698	895	877	1,569	2,245		4,039		1,557
NET LOSS ATTRIBUTABLE TO REX ENERGY	(60,141)	(98,037)	(94,675)	(152,752)	(17,814)	(69,329)	5,694	8,078	8,868	(363,278)		(46,689)		(2,130)
Preferred Stock Dividends	2,105	2,415	2,415	2,415	2,415	2,335				9,660		2,335
Net Loss Attributable to Common Shareholders	$ (62,246)	$ (100,452)	$ (97,090)	$ (155,167)	$ (20,229)	$ (71,664)	$ 5,694	$ 8,078	$ 8,868	$ (372,938)		$ (49,024)		$ (2,130)
Earnings per common share:
Basic - Net Loss From Continuing Operations Attributable to Rex Energy Common Shareholders	$ (1.11)	$ (1.85)	$ (2.44)	$ (2.88)	$ (0.38)	$ (1.35)	$ 0.11	$ 0.14	$ 0.17	$ (7.51)	[1]	$ (0.94)	[1]	$ (0.05)	[1]
Basic - Net Income From Discontinued Operations Attributable to Rex Energy Common Shareholders			0.64	0.01	0.01			0.01		0.66	[1]	0.02	[1]	0.01	[1]
Basic - Net Loss Attributable to Rex Energy Common Shareholders	$ (1.11)	$ (1.85)	$ (1.80)	$ (2.87)	$ (0.37)	$ (1.35)	$ 0.11	$ 0.15	$ 0.17	$ (6.85)	[1]	$ (0.92)	[1]	$ (0.04)	[1]
Basic - Weighted Average Shares of Common Stock Outstanding	56,003	54,342	53,936	54,118	54,370	53,261	53,214	53,164	52,984	54,392		53,150		52,572
Diluted - Net Loss From Continuing Operations Attributable to Rex Energy Common Shareholders	$ (1.11)	$ (1.85)	$ (2.44)	$ (2.88)	$ (0.38)	$ (1.35)	$ 0.10	$ 0.14	$ 0.17	$ (7.51)	[1]	$ (0.94)	[1]	$ (0.05)	[1]
Diluted - Net Income From Discontinued Operations Attributable to Rex Energy Common Shareholders			0.64	0.01	0.01			0.01		0.66	[1]	0.02	[1]	0.01	[1]
Diluted - Net Loss Attributable to Rex Energy Common Shareholders	$ (1.11)	$ (1.85)	$ (1.80)	$ (2.87)	$ (0.37)	$ (1.35)	$ 0.10	$ 0.15	$ 0.17	$ (6.85)	[1]	$ (0.92)	[1]	$ (0.04)	[1]
Diluted - Weighted Average Shares of Common Stock Outstanding	56,003	54,342	53,936	54,118	54,370	53,261	57,991	53,509	53,503	54,392		53,150		52,572

[1]	All earnings per share amounts are attributable to Rex common shareholders.